Prepayments and Other Receivables, Net (Details) - Schedule of Movements of Allowance for Expected Credit Losses - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Movements of Allowance for Expected Credit Losses [Abstract]
Beginning balance	$ 67,774	$ 65,558
Additions	2,076
Disposal of subsidiaries	(67,774)
Exchange realignments		2,216
Ending balance	$ 2,076	$ 67,774